SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Deferred offering costs	$ 8,960,000
Deferred offering costs capitalized			$ 0
Operating lease liabilities excluding current portion	1,648,000
Operating lease right-of-use assets	$ 2,275,000
ASU 2016-02 | Adjustment
Operating lease liabilities excluding current portion		$ 2,282,000
Operating lease right-of-use assets		$ 2,200,000